RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Jinong [Member] CNY	Sep. 30, 2011 Jinong [Member] CNY	Sep. 30, 2012 Henan Agriculture University [Member] CNY		Sep. 30, 2011 Henan Agriculture University [Member] CNY		Sep. 30, 2012 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Denong [Member] CNY	Sep. 30, 2012 Non-Controlling Interests Of Kunfeng [Member] CNY	Sep. 30, 2011 Non-Controlling Interests Of Kunfeng [Member] CNY	Sep. 30, 2012 Xinjiang Jinbo Seed Limited [Member] CNY	Sep. 30, 2011 Xinjiang Jinbo Seed Limited [Member] CNY
Due from related parties (note 3)	$ 328	2,082	5,183	0	3,505	2,082	[1]	24	[1]	0	7	0	200	0	1,447

[1]	The balance as of September 30, 2012 represented the research funding from Origin to SK Wu Research Institute (through Henan Agriculture University), which is jointly sponsored by the provincial government of Henan Province and Origin.